Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, (WF VT Opportunity Fund), Class 1)	0 Months Ended
Aug. 29, 2011
(WF VT Opportunity Fund) | Class 1
Operating Expenses:
Management Fees	0.65%
Distribution (12b-1) Fees	none
Other Expenses	0.21%
Acquired Fund Fees and Expenses	0.01%
Total Annual Fund Operating Expenses	0.87%
Fee Waivers	(0.11%)
Total Annual Fund Operating Expenses After Fee Waiver	0.76% [1]

[1]	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund's Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.75% for Class 1. After this time, such cap may be changed or the commitment to maintain the cap may be terminated only with the approval of the Board of Trustees.